Document and Entity Information	Jun. 28, 2025
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 28, 2025
Entity File Number	001-37483
Entity Registrant Name	HEWLETT PACKARD ENTERPRISE COMPANY
Entity Central Index Key	0001645590
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	47-3298624
Entity Address, Address Line One	1701 E Mossy Oaks Road
Entity Address, City or Town	Spring
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77389
City Area Code	678
Local Phone Number	259-9860
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	HPE
Security Exchange Name	NYSE
Convertible Preferred Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	7.625% Series C Mandatory Convertible Preferred Stock, par value $0.01 per share
Trading Symbol	HPEPrC
Security Exchange Name	NYSE